Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of Trade and other receivables [Abstract]
Disclosure of detailed information about Trade and other receivables [text block]
Trade and other receivables comprise:

	March 31, 202 2	March 31, 2021
(i) Trade receivables, net	10,784,668	8,520,118
(ii) Other receivables including deposits	3,276,985	1,202,112
(iii) Contract related accruals	-	-
	14,061,653	9,722,230

Disclosure of detailed information about trade receivables [text block]	Trade receivables consist of:
	March 31, 202 2	March 31, 2021
Trade receivables from related parties	-	-
Other trade receivables	11,265,209	8,946,605
	11,265,209	8,946,605
Less: Allowance for doubtful receivables	(480,542)	(426,487)
Balance at the end of the year	10,784,667	8,520,118

Disclosure of detailed about allowance for credit losses [text block]
The activity in the allowance for doubtful accounts receivable is given below:
	For the year ended
	March 31, 202 2	March 31, 2021
Balance at the beginning of the year	426,487	270,621
Add : Additional provision, net	433,723	755,495
Less : Bad debts written off	(379,668)	(599,629)
Balance at the end of the year	480,542	426,487

Disclosure of other receivables [text block]

	March 31, 202 2	March 31, 2021
Advances and other deposits (Refer Note (a) below)	1,945,027	505,369
Withholding taxes (Refer Note (b) below)	1,331,958	696,743
	3,276,985	1,202,112
Financial assets included in other receivables	29,869	79,830

Notes:
a)	Advances and other deposits primarily comprise of receivables in the form of deposits, sales tax/VAT, service tax, GST and other advances given in the ordinary course of business.

b)
Includes withholding taxes recoverable from the Department of Income-tax for which the Company has filed tax returns for refund. The Company expects to realize such refund of withholding taxes within the next 12 months.

c)	Non – current trade receivables is ₹. 1,990 (March 31, 2021: ₹. 27,136)